Commitments (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Commitments (Details) [Line Items]
Minimum lease payments					$ 22,600,000
Rent expense	$ 700,000	$ 700,000	$ 1,400,000	$ 1,500,000		$ 2,900,000	$ 3,200,000
Lease maturity description			The leases are non-cancellable operating leases that expire on various dates through 2030.			The leases are non-cancellable operating leases that expire on various dates through 2030.
Insu acquisition corp. II [Member]
Commitments (Details) [Line Items]
Cash underwriting discount						2.00%
Initial public offering						$ 4,000,000
Deferred fees						$ 9,800,000